Fair Value Measurements Fair Value Measurements (Schedule of Fair Value of Financial Instruments Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 266,196	$ 376,510
Change in fair value of acquired royalty rights, Level 3 Rollforward	(31,042)	85,256
Payments for (Proceeds from) Productive Assets	0	(366)	$ (4,301)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	41,631
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale Securities, Fair Value	82,267	0
Fair Value Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale Securities, Fair Value	0	0
Fair Value Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for Sale Securities, Fair Value	$ 82,267	$ 0